Guarantor and Non-Guarantor Condensed Consolidating Financial Information - Schedule of Condensed Consolidating Balance Sheet (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 30, 2013	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010
Condensed Balance Sheet [Line Items]
Accounts receivable - net	$ 1,268,933	$ 1,216,612	$ 1,133,303
Inventories	1,086,997	1,092,492	851,418
Other current assets	400,485	451,402	450,794
Property and equipment	1,742,283	1,706,388	1,596,817
GOODWILL	3,833,301	3,833,301	3,818,088
Other intangibles	852,556	889,453	984,682
OTHER ASSETS	70,383	73,758	81,325
TOTAL ASSETS	9,254,938	9,263,406	8,916,427
Accounts payable	1,289,931	1,239,790	973,389
Other current liabilities	575,390	599,023	799,397
LONG-TERM DEBT	4,802,805	4,764,899	4,437,840
Other liabilities	861,043	845,138	844,821
Shareholder's equity	1,725,769	1,814,556	1,860,980	1,941,913	1,970,986
Total liabilities and shareholder's equity	9,254,938	9,263,406	8,916,427
US Foods, Inc.
Condensed Balance Sheet [Line Items]
Accounts receivable - net	299,168	283,325	260,248
Inventories	1,034,826	1,041,628	807,655
Other current assets	306,477	357,830	371,016
Property and equipment	868,475	834,116	700,474
GOODWILL	3,833,301	3,833,301	3,818,088
Other intangibles	852,556	889,453	984,682
Investments in subsidiaries	1,341,015	1,319,079	1,088,818
OTHER ASSETS	59,147	61,977	69,904
TOTAL ASSETS	8,594,965	8,620,709	8,100,885
Accounts payable	1,249,062	1,204,529	941,179
Other current liabilities	536,081	561,032	612,248
LONG-TERM DEBT	3,653,975	3,628,391	3,281,749
Intercompany payables	551,605	549,633	566,055
Other liabilities	878,473	862,568	838,674
Shareholder's equity	1,725,769	1,814,556	1,860,980
Total liabilities and shareholder's equity	8,594,965	8,620,709	8,100,885
Guarantors
Condensed Balance Sheet [Line Items]
Accounts receivable - net	31,819	31,303	31,849
Inventories	52,171	50,864	43,763
Other current assets	6,775	5,937	5,955
Property and equipment	85,309	85,486	74,654
Intercompany receivables	588,661	573,654	566,055
OTHER ASSETS	17	17	19
TOTAL ASSETS	764,752	747,261	722,295
Accounts payable	40,869	35,113	31,841
Other current liabilities	13,343	12,334	15,548
LONG-TERM DEBT	12,322
Shareholder's equity	698,218	699,814	674,906
Total liabilities and shareholder's equity	764,752	747,261	722,295
Non-Guarantors
Condensed Balance Sheet [Line Items]
Accounts receivable - net	937,946	901,984	841,206
Other current assets	87,233	87,635	73,823
Property and equipment	788,499	786,786	821,689
OTHER ASSETS	34,419	34,964	11,402
TOTAL ASSETS	1,848,097	1,811,369	1,748,120
Accounts payable		148	369
Other current liabilities	25,966	25,657	171,601
LONG-TERM DEBT	1,136,508	1,136,508	1,156,091
Intercompany payables	37,056	24,021
Other liabilities	5,770	5,770	6,147
Shareholder's equity	642,797	619,265	413,912
Total liabilities and shareholder's equity	1,848,097	1,811,369	1,748,120
Eliminations
Condensed Balance Sheet [Line Items]
Investments in subsidiaries	(1,341,015)	(1,319,079)	(1,088,818)
Intercompany receivables	(588,661)	(573,654)	(566,055)
OTHER ASSETS	(23,200)	(23,200)
TOTAL ASSETS	(1,952,876)	(1,915,933)	(1,654,873)
Intercompany payables	(588,661)	(573,654)	(566,055)
Other liabilities	(23,200)	(23,200)
Shareholder's equity	(1,341,015)	(1,319,079)	(1,088,818)
Total liabilities and shareholder's equity	$ (1,952,876)	$ (1,915,933)	$ (1,654,873)